Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). During the six-month period ended June 30, 2022, the Company issued 299,200 shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 3). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 15). As of June 30, 2022, under the Plan, the Company has issued to its common stockholders 18,308,937 shares, in aggregate. As of June 30, 2022, the aggregate outstanding share capital was 121,890,543 common shares. At June 30, 2022, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 59.1% of the outstanding common shares, in the aggregate.

As of June 30, 2022, the Company owned and/or operated a fleet of 72 container vessels with a total carrying capacity of approximately 545,765 twenty-foot equivalent units (“TEU”) and 45 dry bulk vessels with a total carrying capacity of approximately 2,436,134 of dead-weight tonnage (“DWT”), through wholly owned subsidiaries. As of December 31, 2021, the Company owned and/or operated a fleet of 72 container vessels with a total carrying capacity of approximately 543,645 TEU and 43 dry bulk vessels with a total carrying capacity of approximately 2,320,750 of DWT, through wholly owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators and since June 14, 2021, by chartering its dry bulk vessels to a diverse group of charterers (Note 3(d)).

At June 30, 2022, Costamare had 155 wholly-owned subsidiaries incorporated in the Republic of Liberia, 12 incorporated in the Republic of the Marshall Islands and one incorporated in the Republic of Cyprus.

Revenues for the six-month periods ended June 30, 2021 and 2022, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2021	2022
A	18%	13%
B	21%	19%
C	14%	8%
D	15%	8%
E	13%	7%
Total	81%	55%

The reconciliation of the cash, cash equivalents and restricted cash at the end of the six-month periods ended June 30, 2021 and 2022 is presented in the table below:

	2021	2022
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$279,055	$601,163
Restricted cash – current portion	6,980	11,420
Restricted cash – non-current portion	62,896	75,386
Total cash, cash equivalents and restricted cash	$348,931	$687,969

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2021, filed with the SEC on March 28, 2022.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2022, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2022.

As the international container shipping industry recovers from the COVID-19 pandemic, time charter rates have improved significantly from their sizable pandemic-related declines due to the increased demand for containerized goods coupled with inefficiencies in the global supply chain caused by the pandemic. Similarly, the economic environment of the dry bulk segment has improved during the year of 2021 and in the first quarter of 2022 due to the increase in the demand for commodities.

The ongoing geopolitical conflict between Russia and Ukraine has negatively impacted the export of dry bulk commodities from the Black Sea region, causing importing countries to look to other regions of the world for their import needs. The net effect on dry bulk shipping charter rates caused by the sourcing of dry bulk commodities from areas outside the Black Sea region is difficult to quantify since rates are dependent on a plethora of factors including the effect of diplomatic efforts such as the recent multilateral agreement among Russia, Ukraine, Turkey and the United Nations to resume grain exports from the Black Sea region. The conflict has also resulted in the imposition of sanctions that impact the international shipping industry. For example, our vessels may be required to make port calls in Russia that are not subject to primary sanctions but may, over time, expose us to secondary sanctions related to the maritime sector of the Russian economy.

The Company will continue to monitor the developments of the COVID-19 pandemic and of the Russia-Ukraine conflict along with their potential direct or indirect negative effects on the containership and dry bulk markets and will provide further updates on the situation if market circumstances warrant it.